Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiaries included in the consolidation

	Country of		Percentage of	Statement of Operations Period Ended March 31,
Company Name	Incorporation	Nature	Ownership	2013	2012
Corporacion Navios S.A.	Uruguay	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Enresur S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	3/19 - 3/31	—
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1 - 3/31	1/1 - 3/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1 - 3/31	1/1 - 3/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1 - 3/31	1/1 - 3/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Thalassa Energy S.A.	Argentina	Barge-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Tankers Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Navigation Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Shipping Ltd. Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS South Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Mercopar S.A.	Paraguay	Operating/Barge-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Navegacion Guarani S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Hidrovia OSR S.A.	Paraguay	Tanker-Owning Company/Oil Spill Response and Salvage Services	100%	1/1 - 3/31	1/1 - 3/31
Mercofluvial S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Petrolera San Antonio S.A.	Paraguay	POA Facility-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Hidronave South American Logistics S.A.	Brazil	Pushboat-Owning Company	51%	1/1 - 3/31	1/1 - 3/31
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Navios Logistics Finance (US) Inc.	Delaware	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Merco Parana S.A	Argentina	Barge-Owning Company	100%	1/1 - 3/31	—